Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Income taxes
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 480,232	$ 1,329,867	$ 1,113,712
Deferred ISR		(85,731)	42,355	7,691
Income tax expense	$ 19,815	$ 394,501	$ 1,372,222	$ 1,121,403